Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300786222	409341	06/20/2018	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	1)Final 1003 /1008 do not include HOA dues reflected on appraisal report 2) Final 1003 was not executed by the loan officer.	07/09/2018	Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%
7/3/2018 - Exception is cleared with the attached borrower / loan originator signed corrected 1003 / Application.  Matching corrected 1008 was previously provided via stip presentment on 6/25. APP 0002 Exception Cleared;
												Approved	A	A	A	A	A
300786222	409347	06/20/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD is missing complete title contact information.		Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%
6/26/2018 - The Settlement Agent information is required and is missing.  Missing Settlement Agent information carries no assignee liability, thus override to EV2 level.  TRID 0141 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300786222	409355	06/20/2018	Compliance	No Net Tangible Benefit to the Borrower	COMP 0009	1	Closed	Unable to determine benefit to borrower.	06/26/2018	Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%	6/25/2018 - Exception is cleared with the attached copy of the Note that is was paid off. Borrower was refinancing an ARM to Fixed Rate. COMP 0009 Exception Cleared;	Approved	A	A	A	A	A
300786222	409372	06/20/2018	Credit	Missing Proof Judgement and/or Tax Lien Paid/Released	CRED 0024	1	Closed
Title Commitment reflects liens and/or judgments against B1 or person of same or similar name to the borrower on line items #13-19. Missing documentation to confirm borrower is not the same person. No signed affidavit from borrower located in file.
									07/02/2018	Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%
6/28/2018 - Exception is cleared with the attached borrower signed and notarized Affidavit As To Judgments and Liens. Affiant states that the none of the judgments / liens are against the Affiant. CRED 0024 Exception Cleared;
												Approved	A	A	A	A	A
300786222	409389	06/20/2018	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	2017 W2 for B2 image is cut off	07/09/2018	Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%	7/3/2018 - Exception is cleared with the attached complete copy of the 2017 W2 for B2. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300786222	409390	06/20/2018	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									7/25/2018	Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%	7/3/2018 - Exception is cleared with the attached borrower signed intent to proceed form. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300786222	409392	06/20/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	2	Acknowledged
The total amount of Closing Disclosure 10% Category fees ($90.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2018-04-26, ($60.00). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
										Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%
7/17- Post-close corrective disclosure, accompanying letter of explanation, and evidence of trackable delivery completed within 60 days of consummation previously provided via stip presentment on 7/10/2018. TRID 0124 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300786222	410593	06/26/2018	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	CD does not disclose monthly HOA Fee		Verified reserves - 52 months verified reserves versus actual reserves required of 9 months PITI.; Low DTI - DTI of 29.22% < 43%
7/25/2018 -  Post-close corrective disclosure, accompanying letter of explanation, and evidence of trackable delivery completed within 60 days of consummation previously provided via stip presentment on 7/10/2018. TRID 0144 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300786653	410032	06/22/2018	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of insurance sufficient to cover the Note amount. Annual premium to be confirmed.	06/29/2018	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves 28 months PITIA. 9 months reserves required.
6/26/2018 - Exception is cleared with the attached evidence of property insurance. Dwelling coverage is sufficient to cover the Note amount. Annual premium supports the monthly qualifying insurance payment. HAZ 0005 Exception Cleared;
												Approved	A	A	A	A	A
300786653	410048	06/22/2018	Credit	Loan DTI exceeds 43%	QMATR 0002	1	Closed	Review Calculated DTI 57.08% > 43%. Rental income considered on non-subject rental property, however no lease provided.	10/09/2018	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves 28 months PITIA. 9 months reserves required.	7/9/2018 - Exception is cleared with the attached current signed lease agreement. QMATR 0002 Exception Cleared;	Approved	A	A	A	A	A
300786653	410054	06/22/2018	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	Real Estate Commission disclosed on the CD does not match to the real estate commission disclosed on the seller CD.		Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves 28 months PITIA. 9 months reserves required.
6/26/2018 - Exception is overridden to EV2 with the attached post-close re-disclosure and accompanying letter of explanation. No evidence of trackable delivery, thus US Mailbox Rule applied. Re-disclosure was delivered within 60 days of consummation. No restitution required. TRID 0148 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300786653	410055	06/22/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Missing NMLS ID, State License ID Contact Name, Contact NMLS ID, Contact State ID, and Email Address (as applicable).		Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves 28 months PITIA. 9 months reserves required.
6/26/2018 - Exception is overridden to EV2 with the attached post-close re-disclosure and accompanying letter of explanation. No evidence of trackable delivery, thus US Mailbox Rule applied. Re-disclosure was delivered within 60 days of consummation. No restitution required. TRID 0141 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300786653	410056	06/22/2018	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Subject is indicated to be a SFR with annual HOA fee. Appraiser did not address what the assessments are for. Provide confirmation subject is not a PUD.	06/29/2018	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified reserves - Post closing reserves 28 months PITIA. 9 months reserves required.
6/26/2018 - Exception is cleared with the attached updated appraisal report. Appraiser confirms subject is not a PUD and that the HOA fees cover maintenance of the outlots, the two entrances/landscaping, fencing and walking paths. APPR 0002 Exception Cleared;
												Approved	A	A	A	A	A
300800954	412338	07/06/2018	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Written VOE has altered date not initialed by signer of VOE.	07/16/2018
Verified credit history - 763/763 qualifying credit scores. 700 minimum score required. ; Verified reserves - Post closing reserves of 18.12 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 22.62% DTI on fully documented file. 43% maximum DTI allowed.

7/11/2018 - Exception is cleared with the attached copy of the WVOE with the correction made to the termination date initialed by the administrator that completed the form. CRED 0007 Exception Cleared;
												Approved	A	A	A	A	A
300800954	412351	07/06/2018	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Inadequate documentation provided to source the funds used for closing.	07/11/2018
Verified credit history - 763/763 qualifying credit scores. 700 minimum score required. ; Verified reserves - Post closing reserves of 18.12 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 22.62% DTI on fully documented file. 43% maximum DTI allowed.

7/11/2018 - Exception is cleared with the attached documentation that satisfactorily documents 401K assets being rolled over to retirement account and subsequently  withdrawn for cash to close. CRED 0083 Exception Cleared;
												Approved	A	A	A	A	A
300804659	412396	07/06/2018	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing signed inquiry letter. Letter in file is not signed by borrowers.	07/16/2018
Verified reserves - Post closing reserves of 19.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 787/808 qualifying credit scores. 700 minimum score required.; Verified housing payment history - 238 months of current and prior mortgage history paid 0x30 per credit report.
											7/11/2018 - Exception is cleared with the attached copy of the borrower signed credit inquiry letter. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300820230	417989	07/23/2018	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Loan Estimate was not provided within 3 business days of rate lock date.	07/27/2018
Verified credit history - 809 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 7/2003.; Verified housing payment history - 150 months of current and prior mortgage history paid 0x30 per credit report.
											7/25/2018 - Exception is cleared. Lock was prior to application. Disclosures were made within 3 business days of the application. TRID 0164 Exception Cleared;	Approved	A	A	A	A	A
300761958	396761	04/16/2018	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust	04/18/2018	Verified credit history - Oldest tradeline 5/2000, Middle credit scores 809 / 804 with no history of delinquency reported
4/17/2018 - "APN not required in the Great State of Texas on DOT". **** Confirmed legal descriptions match from title, to DOT and appraisal as well as verified address from appraisal to DOT.  COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300761958	396764	04/16/2018	Compliance	Note is Incomplete	NOTE 0050	1	Closed	Loan Agreement Addendum is not signed by the Lender.	04/27/2018	Verified credit history - Oldest tradeline 5/2000, Middle credit scores 809 / 804 with no history of delinquency reported	4/27/2018 - Exception is cleared with the attached executed Loan Agreement Addendum. NOTE 0050 Exception Cleared;	Approved	A	A	A	A	A
300761958	396939	04/17/2018	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).	04/24/2018	Verified credit history - Oldest tradeline 5/2000, Middle credit scores 809 / 804 with no history of delinquency reported	4/24/2018 - Compliance resubmitted with Property Tax Payment based on taxes w/o exemption, which cleared the exception. DTI variance < 2%. TRID 0092 Exception Cleared;	Approved	A	A	A	A	A
300761958	396945	04/17/2018	Compliance	Missing Note Allonge	NOTE 0004	1	Closed	Non-Transitional Loan Agreement for 2nd Lien is not executed.	04/27/2018	Verified credit history - Oldest tradeline 5/2000, Middle credit scores 809 / 804 with no history of delinquency reported	4/26/2018 - Exception is cleared with the attached executed Non-Transitional Loan Agreement. NOTE 0004 Exception Cleared;	Approved	A	A	A	A	A